Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, to be issued under the Amended and Restated BorgWarner Inc. 2023 Stock Incentive Plan
Amount Registered | shares	8,300,000
Proposed Maximum Offering Price per Unit	56.10
Maximum Aggregate Offering Price	$ 465,630,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 64,303.50
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of BorgWarner Inc. (the "Registrant") common stock that become issuable under the BorgWarner Inc. Amended and Restated 2023 Stock Incentive Plan, set forth herein in accordance with the adjustment and anti-dilution provisions of the Amended and Restated 2023 Plan. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per unit and aggregate offering price are based on the average of the high and low prices of the Registrant's common stock as reported on the New York Stock Exchange on April 30, 2026.